ASSETS HELD FOR SALE	12 Months Ended
Jun. 30, 2015
Property, Plant and Equipment Assets Held-For-Sale Disclosure [Abstract]
Long Lived Assets Held For Sale Disclosure [Text Block]
NOTE 9 -	ASSETS HELD FOR SALE

The assets held for sale were $2,847 and nil as of June 30, 2014 and 2015, respectively. The assets held for sale represented residential apartments located in Malaysia acquired through the acquisition of Bond. During fiscal year 2014, the Company entered into several agreements to dispose eight apartments held for sale amounting to $400 and expected the rest of the apartments to be sold in a short period of time. However, during fiscal year 2015, it appears that it is not probable to dispose the remaining apartments in the near future; hence the Company has re-classified these apartments to property, plant and equipment as they are no longer qualified as assets held for sale according to ASC 360-10-45-44. The company recorded $377 as depreciation cost for the apartments mentioned above in fiscal year 2015.